Derivative Instruments and Hedging Activities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Effective portion of gains (losses) on foreign currency contracts
Effective portion of AOCI	$ 2,007	$ (3,559)
Effective portion of AOCI reclassified to earnings	5,554	(3,040)
Ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges	(791)	(4,875)
General and Administrative Expense [Member]
Effective portion of gains (losses) on foreign currency contracts
Effective portion of AOCI reclassified to earnings	4,636	(2,360)
Ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges	(223)	(1,402)
Vessel operating expenses [Member]
Effective portion of gains (losses) on foreign currency contracts
Effective portion of AOCI	2,007	(3,559)
Effective portion of AOCI reclassified to earnings	918	(680)
Ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges	$ (568)	$ (3,473)